Investment Risks - Guggenheim Enhanced Equity Income ETF	Jun. 10, 2026
Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Risk—The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. These APs have no obligation to submit creation or redemption orders and, as a result, there is no assurance that an active trading market for the Fund’s shares will be established or maintained. This risk may be heightened to the extent that the securities underlying the Fund are traded outside of a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be willing or able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for the Fund’s shares, and shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting.
Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk—To the extent the Fund effects Creation Unit transactions for cash, rather than in-kind securities, cash purchases may cause the Fund to incur portfolio transaction fees or charges or delays in investing the cash that it would otherwise not incur if a purchase was made on an in-kind basis. Because the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds and thereby may recognize a capital gain on such sales, Creation Unit redemption on a cash basis may be less tax-efficient for the Fund compared to an in-kind redemption. In addition, Creation Unit redemptions for cash may cause the Fund to incur portfolio transaction fees or charges it would not otherwise incur with an in-kind redemption, to the extent such fees or charges are not offset by the redemption transaction fee paid by APs. In addition, the Fund’s use of cash transactions may result in wider bid-ask spreads in Fund shares trading in the secondary market as compared to ETFs that transact exclusively on an in-kind basis.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk—Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, market conditions and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage and liquidity risks.
Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options Risk— Options give the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy an underlying reference instrument (such as a specified security or index) from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option), at a designated price. Writing (selling) call options (including selling call options within an ELN) limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash (the premium) at the time of selling the call option. In a sharp rising market, the Fund could significantly underperform the market. Furthermore, premium received from the Fund’s call option writing strategies may not fully protect it against market declines because the Fund will continue to bear the risk of a decline in the value of its portfolio securities. In a sharply-falling equity market, the Fund will likely also experience sharp declines in its NAV. In addition, the performance of the equity portion of the Fund’s portfolio may not move in the same direction or have a similar magnitude of movement as the reference index/asset of the options being sold, and the equity portion may depreciate while the reference index/asset simultaneously appreciates, resulting in losses in both the equity portion and the options overlay portion of the Fund’s portfolio. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index/asset falls below the strike price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Investment Manager, thus limiting the ability to implement the Fund’s strategies. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to trade options at times that may be desirable or advantageous to the Fund to do so. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be traded on a designated contract market or swap execution facility. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Equity Linked Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity-Linked Notes Risk—When the Fund invests in ELNs, it receives cash but limits its opportunity to profit from an increase in the market value of the instrument because of the limits relating to the call options written within the particular ELN. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying instruments directly. Investments in ELNs often have risks similar to the underlying instruments, which include market risk. In addition, since ELNs are in note form, ELNs are subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the underlying instruments move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. A lack of liquidity may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. The Fund’s ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s ELN investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk—The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.
Exchange Listing and Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange Listing and Trading Risk—Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. The lack of an active market for Fund shares, as well as periods of high volatility, disruptions in the creation/redemption process, or factors affecting the liquidity of the underlying securities held by the Fund, may result in the Fund’s shares trading at a premium or discount to its NAV. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the Fund’s listing will continue to be met or will remain unchanged.
Fluctuation of NAV and Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fluctuation of NAV and Market Price Risk—The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. Volatile market conditions, an absence of trading in shares of the Fund, or a high volume of trading in the Fund, may result in trading prices in the Fund’s shares that differ significantly from the Fund’s NAV. Additionally, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly, resulting in Fund shares trading at a substantial discount to NAV. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause APs and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods, which may result in an increase in the variance between market prices of the Fund’s shares and the Fund’s NAV. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. It cannot be predicted whether Fund shares will trade below, at or above the Fund’s NAV. Further, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing or fixing settlement times, bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV is likely to widen. Similarly, the Exchange may be closed at times or days when markets for securities held by the Fund are open, which may increase bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV when the Exchange re-opens. The Fund’s bid-ask spread and the resulting premium or discount to the Fund’s NAV may also be impacted by the liquidity of the underlying securities held by the Fund, particularly in instances of significant volatility of the underlying securities.
Industry and Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry and Sector Focus Risk—At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Fund’s shares may fluctuate in response to events affecting that industry or sector.
Investment in Investment Vehicles Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in Investment Vehicles Risk—The Fund may seek to obtain certain exposure through investments in other investment vehicles. Investing in other investment vehicles, including ETFs, closed-end funds, short-term funds advised by the Investment Manager and/or its affiliates and mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the shares.
Investment Style Factors Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Factors Risk—There can be no assurance that the Investment Manager’s systematic, quantitative factor selection model will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such companies’ dividend payments may adversely affect the Fund. There is no assurance that companies with current high free cash flow yields will continue to maintain high free cash flow yields in the future.
Large Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk—Certain large shareholders, including other funds or accounts advised by the Investment Manager or its affiliates, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the Investment Manager or an affiliate of the Investment Manager, an AP, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments to meet redemption orders or otherwise within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Liquidity and valuation risks are heightened in a changing interest rate or volatile environment.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns. As a result of these and other factors, the Fund may lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk—The value of, or income generated by, the investments held by the Fund may fluctuate rapidly and unpredictably. These fluctuations may be frequent and significant. In addition, the Fund may incur losses as a result of various market and economic factors, such as those affecting (or perceived to affect) individual companies or issuers or particular industries, or from broader influences, such as general market conditions. In addition, responses to government actions or interventions as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, U.S. trade disputes or other disputes with specific countries that result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries, or other conditions or events may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. Certain securities may be difficult to value under such conditions. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities.
Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Fund Risk—The Fund is non-diversified and may invest in a smaller number of instruments than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s shares may also be more volatile than the value of a fund which invests in more securities.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative Investing Risk—There is no guarantee that a quantitative model or algorithm used by the Investment Manager, and the investments selected based on the model or algorithm, will produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Investment Manager’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm. Other quantitative methods and techniques used by the Investment Manager, and the investments selected based on these methods and techniques, are also subject to these types of risks.
Regulatory and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations (or amend regulations) and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund, its investments or service providers. These developments impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REITs Risk—The value of real estate investment trusts (“REITs”) may be affected by factors including the condition of the economy as a whole, changes in the value of the underlying real estate, the creditworthiness of the issuers of the investments, property taxes, interest rates, liquidity of the credit markets, poor performance by the REIT’s manager, and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.
Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Restricted Securities Risk—Restricted securities, including those acquired through private placement transactions, generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Strategy Risk—The Investment Manager may not be successful in managing the Fund with a lower level of volatility than the S&P 500® Index. Depending on market conditions during a particular time in a market cycle, the Fund’s volatility at that time may not be lower than that of the S&P 500® Index. Because the Fund seeks lower relative volatility, the Fund may underperform the S&P 500® Index, particularly in rising markets. In addition, the Fund does not guarantee that distributions will always be paid or will be paid at a relatively stable level.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money, including all or part of their investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency.